Common Shares and Warrants (Details) - USD ($)		12 Months Ended
		Aug. 31, 2020		Aug. 31, 2019
Equity [Abstract]
Warrant exercise, number of shares	[1]			1,626,513
Warrant exercise, total value	[1]			$ 796,122
Option exercise, number of shares		220,000		430,000
Option exercise, total value		$ 30,030		$ 66,250
Private placement, number of Shares		10,689,956	[2]	947,150
Private placement, total Value		$ 2,859,914	[2]	$ 1,515,440
Per agreements, number of shares	[3]	347,222		250,000
Per agreements, total value	[3]	$ 100,000		$ 234,500
Total number of shares issued in exercise of options, private placement and per agreements		11,257,178		3,253,663
Total value of shares issued in exercise of options, private placement and per agreements		$ 2,989,944		$ 2,612,312

[1]	Includes 384,212 broker warrants exercised for gross proceeds of $191,742
[2]	Total fees of $221,889 were paid for total net receipt of $2,638,025.
[3]	The Company awarded the restricted common shares as required by consulting contracts.